Related Party Transactions - Additional Information (Details) - 890 5TH AVENUE PARTNERS, INC. - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 06, 2021	Aug. 03, 2021	May 27, 2021	Oct. 15, 2020
Related Party Transaction [Line Items]
Price of warrant	$ 10.00	$ 10.00	$ 10.00
Repayment of promissory note - related party			$ 300,000
Working capital loans warrant
Related Party Transaction [Line Items]
Expenses incurred and paid		$ 0	0
Loan conversion agreement shares	$ 1,500,000	1,500,000	1,500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses incurred and paid	$ 60,000		180,000
Expenses per month		20,000	20,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		300,000					$ 300,000
One-time expenses		$ 13,000	$ 13,000
Share Price				$ 10.00
Sponsor
Related Party Transaction [Line Items]
Total loan						$ 1,600,000
Additional loan amount				$ 800,000
Aggregate loan amount				2,400,000
Commitment loan outstanding amount					$ 1,000,000.0
Sponsor | Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement shares				$ 1,500,000